Related Party Transactions (Details) - USD ($)			1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 09, 2023	Dec. 28, 2020	Dec. 31, 2020	Sep. 18, 2020	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 16, 2023	Dec. 21, 2022
Related Party Transactions (Details) [Line Items]
Office space, utilities and secretarial and administrative support expenses							$ 10,000		$ 10,000
Incurred and expensed expenses					$ 30,000	$ 60,000	30,000	$ 60,000	120,000	$ 120,000
Borrowed loan (in Dollars)					$ 1,800,000		1,800,000		1,800,000
Proceeds from related party debt							$ 1,200,000	$ 0	$ 1,100,000	0
Debt instrument conversion price per share | $ / shares					$ 10		$ 10		$ 10
Outstanding balance for advances					$ 67,118		$ 67,118		$ 47,694	$ 0
Loans payable current					$ 2,300,000		$ 2,300,000		$ 1,100,000
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Purchase of shares		3,000,000
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Purchase of shares							18,850,000		18,850,000
Warrants issued							7,350,000		7,350,000
Warrants price per share					$ 1		$ 1		$ 1
Generating gross proceeds							$ 7,400,000		$ 7,400,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Purchase of shares				$ 25,000
Price per share				$ 0.005
Transfer of shares			25,000
Founder shares outstanding			5,750,000
Transfer of initial stockholders share			14,286
Shares subject to forfeiture			750,000
Issued and outstanding shares percentage			20.00%
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture		750,000
Common Class B [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value					0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common Class B [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Purchase of shares				5,031,250
Common stock par value				$ 0.0001
Stock dividends			0.143
Founder shares outstanding			5,750,000
Common Class A [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value					0.0001		0.0001		$ 0.0001	0.0001
Common stock equals or exceeds per share					$ 12		$ 12			$ 12
Temporary equity, shares outstanding					3,329,638		3,329,638		5,076,777
Common Class A [Member] | Holder [Member] | Non Redemption Agreement [Member]
Related Party Transactions (Details) [Line Items]
Temporary equity, shares outstanding											3,172,000
Common Class A [Member] | Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Warrants price per share					$ 11.5		$ 11.5		$ 11.5
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance for advances					$ 67,000		$ 67,000
Due to Related Parties					$ 10,000		$ 10,000		$ 0
Sponsor [Member] | Working Capital Drawdowns and Extension Drawdowns [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value					$ 0.0001		$ 0.0001		$ 0.0001
Maximum borrowing capacity					$ 2,300,000		$ 2,300,000		$ 2,300,000			$ 2,300,000
Proceeds from related party debt							1,100,000		1,100,000
Sponsor [Member] | Working Capital Drawdowns [Member]
Related Party Transactions (Details) [Line Items]
Borrowed loan (in Dollars)					1,800,000		1,800,000		900,000
Maximum borrowing capacity					500,000		500,000		500,000			900,000
Proceeds from related party debt	$ 177,500				122,500		900,000		900,000
Debt Instrument Carrying Amount					500,000		500,000
Sponsor [Member] | Working Capital Drawdowns [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Proceeds from related party debt	$ 177,500
Sponsor [Member] | Extension Drawdowns [Member]
Related Party Transactions (Details) [Line Items]
Borrowed loan (in Dollars)					1,800,000		1,800,000		900,000
Maximum borrowing capacity					1,800,000		1,800,000		1,800,000			$ 1,800,000
Proceeds from related party debt					900,000				200,000
Debt Instrument Carrying Amount					$ 1,800,000		$ 1,800,000
Sponsor [Member] | Out Of Pocket Expenses [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance for advances									$ 48,000	$ 0
Sponsor [Member] | Common Class B [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value											$ 0.0001
Promissory Note Related Party [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount (in Dollars)				$ 300,000
Borrowed loan (in Dollars)				$ 150,000
Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Warrants price per share					$ 1		$ 1		$ 1
Related party transaction							$ 1,500,000